UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

Asset-Backed Securities - 0.1%	Structured Asset Receivables Trust, Series 2003-1A, Class CTFS, 0.78%, 1/21/10	USD	74	$72,428

	Total Asset-Backed Securities - 0.1%			72,428

Industry	Common Stocks		Shares

Auto Components - 0.1%	Lear Corp. (a)		955	60,136

Building Products - 0.5%	Masonite Worldwide Holdings		13,686	479,010

Media - 0.0%	Adelphia Recovery Trust		396,568	11,897

	Total Common Stocks - 0.6%			551,043

	Corporate Bonds	Par (000)

Aerospace & Defense - 1.3%	Northrop Grumman Corp., 7.13%, 2/15/11	USD	605	644,600
	United Technologies Corp., 6.35%, 3/01/11		500	532,863

				1,177,463

Air Freight & Logistics - 0.3%	Park-Ohio Industries, Inc., 8.38%, 11/15/14		300	229,875

Airlines - 0.3%	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		190	189,050
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		76	61,522

				250,572

Auto Components - 0.9%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		14	14,490
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		17	16,653
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		405	415,125
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		300	307,125

				753,393

Automobiles - 1.6%	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12		1,000	1,099,903
	Ford Capital BV, 9.50%, 6/01/10		350	361,375

				1,461,278

Biotechnology - 0.6%	Gilead Sciences, Inc., 0.63%, 5/01/13 (c)		200	256,750
	QHP Pharma, 10.25%, 3/15/15		270	273,086

				529,836

Building Products - 0.6%	Associated Materials LLC, 9.88%, 11/15/16 (b)		170	177,650
	CPG International I, Inc., 10.50%, 7/01/13		150	136,125
	Ply Gem Industries, Inc., 11.75%, 6/15/13		250	238,750

				552,525

Capital Markets - 1.0%	Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		341	201,190
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(d)		147	31,526
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(d)		101	21,776
	Morgan Stanley, 5.63%, 9/23/19		600	607,699

				862,191

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Chemicals - 1.9%	American Pacific Corp., 9.00%, 2/01/15	USD	180	$167,850
	Ames True Temper, Inc., 4.28%, 1/15/12 (e)		350	308,875
	Huntsman International LLC, 5.50%, 6/30/16 (b)		215	186,512
	Innophos, Inc., 8.88%, 8/15/14		980	999,600

				1,662,837

Commercial Banks - 0.5%	Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	491,576

Commercial Services & Supplies -2.6%	ACCO Brands Corp., 10.63%, 3/15/15 (b)		95	102,481
	DI Finance, Series B, 9.50%, 2/15/13		524	529,240
	International Lease Finance Corp., 5.63%, 9/20/13		50	39,350
	International Lease Finance Corp., 5.65%, 6/01/14		295	224,725
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		240	258,600
	Waste Services, Inc., 9.50%, 4/15/14		550	563,750
	West Corp., 9.50%, 10/15/14		75	73,125
	West Corp., 11.00%, 10/15/16		535	539,013

				2,330,284

Communications Equipment - 0.2%	Harris Corp., 6.38%, 6/15/19		175	195,458

Construction Materials - 0.5%	Nortek, Inc., 10.00%, 12/01/13		450	461,250

Consumer Finance - 2.3%	Ford Motor Credit Co. LLC, 5.55%, 6/15/11		1,600	1,568,000
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		250	249,805
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		240	239,026

				2,056,831

Containers & Packaging - 2.5%	Berry Plastics Corp., 4.17%, 9/15/14 (e)		80	62,400
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		180	164,250
	Crown Americas LLC, 7.75%, 11/15/15		250	255,000
	Graphic Packaging International, Inc., 9.50%, 6/15/17		250	263,750
	Impress Holdings BV, 3.41%, 9/15/13 (b)(e)		260	244,075
	Pregis Corp., 12.38%, 10/15/13		565	536,750
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	190	272,456
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		180	261,494
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	195	205,237

				2,265,412

Diversified Financial Services - 3.7%	CIT Group Funding Co. of Canada, 4.65%, 7/01/10 (a)(f)		970	956,526
	CIT Group, Inc., 6.00%, 4/01/36 (a)(f)		160	112,338
	Citigroup, Inc., 8.13%, 7/15/39		200	219,876
	GMAC LLC, 6.88%, 9/15/11 (b)		200	192,500
	GMAC LLC, 2.46%, 12/01/14 (b)(e)		250	193,750
	GMAC LLC, 6.75%, 12/01/14		1,000	886,460
	GMAC LLC, 6.75%, 12/01/14 (b)		20	17,900
	GMAC LLC, 8.00%, 11/01/31 (b)		390	334,425
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		450	454,500

				3,368,275

Diversified Telecommunication Services - 8.6%	AT&T, Inc., 6.45%, 6/15/34		1,500	1,556,570
	Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	144,150
	GCI, Inc., 8.63%, 11/15/19 (b)		400	400,000

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)	USD	500	$525,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		1,120	1,108,800
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		305	301,950
	Qwest Corp., 8.38%, 5/01/16 (b)		270	282,150
	Telecom Italia Capital SA, 4.95%, 9/30/14		1,000	1,055,809
	Verizon New England, Inc., 6.50%, 9/15/11		2,000	2,153,636
	Windstream Corp., 8.13%, 8/01/13		120	122,700
	Windstream Corp., 8.63%, 8/01/16		110	110,825

				7,761,590

Electric Utilities - 1.4%	Elwood Energy LLC, 8.16%, 7/05/26		27	24,093
	Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,222,251

				1,246,344

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16		120	123,600

Energy Equipment & Services - 0.5%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		65	64,350
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		70	69,213
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		210	218,925
	North American Energy Partners, Inc., 8.75%, 12/01/11		65	64,350

				416,838

Food & Staples Retailing - 0.5%	Duane Reade, Inc., 11.75%, 8/01/15 (b)		70	75,425
	Rite Aid Corp., 9.75%, 6/12/16		170	183,600
	Rite Aid Corp., 10.25%, 10/15/19 (b)		195	198,412

				457,437

Food Products - 0.3%	Kraft Foods, Inc., 6.13%, 8/23/18		250	269,114

Health Care Equipment & Supplies - 1.3%	CareFusion Corp., 6.38%, 8/01/19 (b)		425	471,022
	DJO Finance LLC, 10.88%, 11/15/14		650	684,125

				1,155,147

Health Care Providers & Services - 2.3%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		95	96,900
	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		40	35,750
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		555	586,913
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		225	250,313
	Vanguard Health Holding Co. I, LLC, 11.25%, 10/01/15		80	84,000
	WellPoint, Inc., 5.95%, 12/15/34		1,000	987,161

				2,041,037

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure - 1.3%	American Real Estate Partners LP, 8.13%, 6/01/12	USD	860	$857,850
	American Real Estate Partners LP, 7.13%, 2/15/13		230	225,400
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(f)		211	44,046
	Mashantucket Western Pequot Tribe, Series A, 8.50%, 11/15/15 (b)		85	20,400
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(f)		50	188

				1,147,884

Household Durables - 1.3%	Beazer Homes USA, Inc., 4.63%, 6/15/24 (c)		125	114,063
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		300	306,000
	KB Home, 6.38%, 8/15/11		14	14,035
	KB Home, 9.10%, 9/15/17		90	93,600
	Standard Pacific Corp., 6.25%, 4/01/14		40	35,300
	Standard Pacific Corp., 7.00%, 8/15/15		80	70,600
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		565	559,350

				1,192,948

IT Services - 1.3%	First Data Corp., 9.88%, 9/24/15		60	53,400
	First Data Corp., 11.25%, 3/31/16		890	734,250
	iPayment, Inc., 9.75%, 5/15/14		175	132,563
	iPayment Investors LP, 12.75%, 7/15/14 (b)(d)		733	293,072

				1,213,285

Independent Power Producers & Energy Traders - 1.5%	AES Ironwood LLC, 8.86%, 11/30/25		95	92,145
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		250	215,000
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		515	517,575
	Energy Future Holdings Corp., 11.25%, 11/01/17 (d)		64	39,937
	NRG Energy, Inc., 7.25%, 2/01/14		50	50,437
	NRG Energy, Inc., 7.38%, 2/01/16		320	318,400
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (d)		98	62,123
	Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15		100	71,000

				1,366,617

Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (b)		460	409,400
	Sequa Corp., 13.50%, 12/01/15 (b)(d)		826	718,942

				1,128,342

Insurance - 1.7%	Lincoln National Corp., 8.75%, 7/01/19		575	670,785
	MetLife, Inc., 6.13%, 12/01/11		325	352,546
	Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		500	536,887

				1,560,218

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Internet & Catalog Retail - 0.2%	NetFlix, Inc., 8.50%, 11/15/17 (b)	USD	135	$138,375

Leisure Equipment & Products -0.6%	Brunswick Corp., 11.25%, 11/01/16 (b)		365	407,887
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		105	106,969

				514,856

Machinery - 1.3%	AGY Holding Corp., 11.00%, 11/15/14		260	211,900
	Navistar International Corp., 3.00%, 10/15/14 (c)		190	179,075
	Navistar International Corp., 8.25%, 11/01/21		400	393,000
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		470	368,950

				1,152,925

Marine - 1.0%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		595	470,050
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		116	114,115
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		190	194,750
	Trico Shipping AS, 11.88%, 11/01/14 (b)		125	126,719

				905,634

Media - 11.2%	Affinion Group, Inc., 10.13%, 10/15/13		655	668,100
	Affinion Group, Inc., 10.13%, 10/15/13 (b)		155	158,100
	CCO Holdings LLC, 8.75%, 11/15/13		60	66,075
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)(e)		40	800
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16 (a)(f)		289	343,698
	EchoStar DBS Corp., 7.00%, 10/01/13		201	201,000
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)		145	141,012
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		229	137,400
	Network Communications, Inc., 10.75%, 12/01/13		325	130,812
	News America, Inc., 6.20%, 12/15/34		1,500	1,500,031
	Nielsen Finance LLC, 10.00%, 8/01/14		1,035	1,068,638
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		210	213,150
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,455	1,524,112
	TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,138,510
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		925	857,937
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	100	151,656
	Time Warner Cable, Inc., 6.75%, 6/15/39	USD	400	425,103
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		200	200,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		200	208,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	375	556,745
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		260	386,010

				10,076,889

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Metals & Mining - 3.0%	Aleris International, Inc., 10.00%, 12/15/16 (a)(f)	USD	315	$1,181
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		285	290,700
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		95	89,537
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		430	468,700
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		70	82,250
	Murray Energy Corp., 10.25%, 10/15/15 (b)		320	313,600
	New World Resources NV, 7.38%, 5/15/15	EUR	65	88,816
	Newmont Mining Corp., 5.13%, 10/01/19	USD	225	229,799
	Novelis, Inc., 11.50%, 2/15/15 (b)		275	286,000
	Steel Dynamics, Inc., 7.38%, 11/01/12		145	144,637
	Teck Resources Ltd., 10.25%, 5/15/16		130	146,900
	Teck Resources Ltd., 10.75%, 5/15/19		495	577,913

				2,720,033

Multi-Utilities - 1.5%	DTE Energy Co., 7.05%, 6/01/11		250	266,519
	Dominion Resources, Inc., 5.70%, 9/17/12		1,000	1,096,901

				1,363,420

Multiline Retail - 0.1%	Saks, Inc., 9.88%, 10/01/11		115	119,025

Oil, Gas & Consumable Fuels - 6.3%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		125	128,750
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		425	474,937
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		25	27,187
	Berry Petroleum Co., 8.25%, 11/01/16		100	97,500
	Bill Barrett Corp., 9.88%, 7/15/16		100	105,500
	Chesapeake Energy Corp., 6.38%, 6/15/15		130	120,900
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		275	203,844
	ConocoPhillips, 6.00%, 1/15/20		650	730,160
	Corral Finans AB, 5.28%, 4/15/10 (b)(d)		492	406,416
	EXCO Resources, Inc., 7.25%, 1/15/11		145	144,275
	Encore Acquisition Co., 6.00%, 7/15/15		30	29,925
	Enterprise Products Operating LLC, 7.63%, 2/15/12		400	444,024
	Forest Oil Corp., 7.25%, 6/15/19		355	336,362
	Massey Energy Co., 3.25%, 8/01/15 (c)		770	635,250
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		505	503,737
	OPTI Canada, Inc., 8.25%, 12/15/14		100	80,000
	Occidental Petroleum Corp., 6.75%, 1/15/12		250	276,824
	Petrobras International Finance Co., 7.88%, 3/15/19		100	116,828
	Petrobras International Finance Co., 5.75%, 1/20/20		200	203,750
	Petrobras International Finance Co., 6.88%, 1/20/40		25	25,742
	Sabine Pass LNG LP, 7.50%, 11/30/16		305	253,150
	Whiting Petroleum Corp., 7.25%, 5/01/12		15	15,075
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	301,500

				5,661,636

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Paper & Forest Products - 4.1%	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)	USD	145	$147,900
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		160	176,000
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		355	376,300
	NewPage Corp., 10.00%, 5/01/12		220	141,900
	NewPage Corp., 11.38%, 12/31/14 (b)		2,280	2,245,800
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		140	152,600
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (e)		626	469,500

				3,710,000

Pharmaceuticals - 1.8%	Elan Corp. Plc, 8.75%, 10/15/16 (b)		285	267,900
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		225	231,750
	Wyeth, 6.50%, 2/01/34		1,000	1,162,346

				1,661,996

Real Estate Investment Trusts (REITs) - 0.4%	iStar Financial, Inc., 5.65%, 9/15/11		500	350,000

Real Estate Management & Development - 0.2%	Realogy Corp., 12.38%, 4/15/15		290	182,700

Road & Rail - 0.7%	Canadian National Railway Co., 6.90%, 7/15/28		500	595,226

Semiconductors & Semiconductor Equipment - 0.4%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		350	330,312

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(d)(e)		73	1,453

Specialty Retail - 1.9%	General Nutrition Centers, Inc., 10.75%, 3/15/15		260	263,900
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(g)		50	36,688
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (a)(f)		357	3,570
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		320	337,600
	Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		1,100	1,083,500

				1,725,258

Textiles, Apparel & Luxury Goods - 0.1%	Quiksilver, Inc., 6.88%, 4/15/15		100	76,500

Thrifts & Mortgage Finance - 0.4%	Residential Capital Corp., 8.38%, 6/30/10		697	404,260

Tobacco - 0.8%	Altria Group, Inc., 9.25%, 8/06/19		600	732,552

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		215	211,238

Wireless Telecommunication Services - 3.6%	Cricket Communications, Inc., 9.38%, 11/01/14		285	274,312
	Cricket Communications, Inc., 10.00%, 7/15/15		260	252,200
	Cricket Communications, Inc., 7.75%, 5/15/16 (b)		500	493,750
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		570	552,900
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(d)		439	423,635
	iPCS, Inc., 2.41%, 5/01/13 (e)		20	17,650

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	MetroPCS Wireless, Inc., 9.25%, 11/01/14	USD	835	$837,087
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13 (d)		210	199,500
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		30	27,150
	Sprint Capital Corp., 6.88%, 11/15/28		200	150,000

				3,228,184

	Total Corporate Bonds - 83.9%			75,591,929

	Floating Rate Loan Interests (e)

Aerospace & Defense - 0.1%	Hawker Beechcraft, Term Loan B, 8.75%, 3/26/14		100	97,375

Auto Components - 1.8%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		1,082	946,576
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		801	714,468

				1,661,044

Automobiles - 0.4%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		448	392,147

Chemicals - 0.6%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		450	368,676
	Solutia Inc., Loan, 7.25%, 2/28/14		148	149,671

				518,347

Consumer Finance - 1.0%	Chrysler Financial Corp., 4.24%, 8/03/12		375	358,219
	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		575	552,479

				910,698

Diversified Financial Services - 1.0%	CIT Group Term Loan A, 9.50%, 1/20/12		856	868,127

Food & Staples Retailing - 0.6%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		500	514,167

Health Care Providers & Services - 1.5%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		1,491	1,384,091

Independent Power Producers & Energy Traders - 1.9%	Dynegy Holdings Inc., Term Letter of Credit Facility Term Loan, 3.99%, 4/02/13		166	156,332
	Dynegy Holdings Inc., Tranche B Term Loan, 3.99%, 4/02/13		9	8,807
	NRG Energy, Inc., Credit-Linked Deposit, 0.18%, 2/01/13		82	75,305
	NRG Energy, Inc., Term Loan, 1.98% - 2.03%, 2/01/13		153	140,208
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		995	740,348
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		741	551,620

				1,672,620

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (e)	Par (000)		Value

Machinery - 0.6%	Accuride, Debtor In Possession, Term Loan, 10.00%, 10/07/10	USD	36	$36,000
	Accuride, Term Loan, 6.00%, 1/31/12		225	223,313
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		249	245,297

				504,610

Media - 1.3%	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		494	485,727
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		500	523,334
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12		200	200,138

				1,209,199

Multiline Retail - 0.0%	Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13		49	41,831

Semiconductors & Semiconductor Equipment - 0.1%	Freescale Semiconductor, Inc. Term Loan B, 1.99%, 12/02/13		100	81,542

Specialty Retail - 0.1%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		115	89,328

	Total Floating Rate Loan Interests - 11.0%			9,945,126

	Foreign Agency Obligations

Foreign Agency Obligations - 0.2%	Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	200,250

	Total Foreign Agency Obligations - 0.2%			200,250

	Other Interests (h)	Beneficial Interest (000)

Auto Components - 1.0%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests		1	934,078
	Lear Corp. Escrow		95	1

				934,079

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.		1	191

Media - 0.0%	Adelphia Recovery Trust Escrow		400	14,000

	Total Other Interests - 1.0%			948,270

	Preferred Securities	Par (000)

	Capital Trusts

Commercial Banks - 0.7%	Barclays Bank Plc, 8.55% (b)(e)(i)		650	611,000

Consumer Finance - 0.3%	Capital One Capital V, 10.25%, 8/15/39		215	236,500

	Total Capital Trusts - 1.0%			847,500

	Preferred Stocks (b)(i)	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75%		23	5,175

Diversified Financial Services - 0.2%	GMAC, Inc., 7.00%		250	151,258

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (e)		9,328	—

	Total Preferred Stocks - 0.2%			156,433

	Total Preferred Securities - 1.2%			1,003,933

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Warrants (j)	Shares	Value

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)	372	$22,900

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)	10,660	—

	Total Warrants - 0.0%		22,900

	Total Long-Term Investments (Cost - $88,131,466) - 98.0%		88,335,879

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (k)(l)	145,829	145,829

	Total Short-Term Securities (Cost - $145,829) - 0.2%		145,829

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs & Co.	6	6,000

	Total Options Purchased (Cost - $5,867) - 0.0%		6,000

	Total Investments (Cost - $88,283,162*) - 98.2%		88,487,708
	Other Assets Less Liabilities - 1.8%		1,625,844

	Net Assets - 100.0%		$90,113,552

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$88,418,111

Gross unrealized appreciation	$4,131,794
Gross unrealized depreciation	(4,062,197)

Net unrealized appreciation	$69,597

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(4,010,057)	$1,556

(l)	Represents the current yield as of report date.

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of November 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

11	10-Year U.S. Treasury Bond	March 2010	$1,301,327	$(17,985)
6	30-Year U.S. Treasury Bond	March 2010	$723,596	(12,716)

Total				$(30,701)

•	Foreign currency exchange contracts as of November 30,2009 were as follows:

Currency Purchased		Currency Sold		Broker	Settlement Date	Unrealized Depreciation

USD	1,763,756	EUR	1,183,500	Citibank NA	1/20/10	$(13,007)

•	Credit default swaps on single -name issues - buy protection outstanding as of November 30,2009, were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	500	$35,439
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	200	1,277
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	440	(1,555)

Total						$35,161

•	Portfolio Abbreviations: EUR Euro USD US Dollar

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$551,043
Short-Term Securities	145,829

Total Level 1	696,872

Level 2
Long-Term Investments:
Corporate Bonds	75,277,834
Floating Rate Loan Interests	6,742,425
Foreign Agency Obligations	200,250
Preferred Securities	1,003,933
Other Interests	14,000
Warrants	22,900

Total Level 2	83,261,342

Level 3
Long-Term Investments:
Asset-Backed Securities	72,428
Corporate Bonds	314,095
Floating Rate Loan Interests	3,202,701
Other Interests	934,270

Total Level 3	4,523,494

Total	$88,481,708

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)

	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	$(30,701)
Level 2	$42,716	(14,562)
Level 3	—	—

Total	$42,716	$(45,263)

[1] Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options purchased. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

BlackRock Strategic Bond Trust (BHD)
Schedule of Investments November 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Asset-Backed Securities	Coporate Bonds	Floating Rate Loan Interests	Other	Total

Balance, as of August 31, 2009	—	$804,535	$3,501,727	$191	$4,306,453
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	112,026	78,519	—	190,545
Change in unrealized appreciation (depreciation)[2]	—	109,113	316,321	—	425,434
Net purchases (sales)	—	(359,282)	(322,319)	—	(681,601)
Net transfers in/out of Level 3	$72,428	(352,297)	(371,547)	934,079	282,663

Balance, as of November 30, 2009	$72,428	$314,095	$3,202,701	$934,270	$4,523,494

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $222,906.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[2]

Liabilities

Balance, as of August 31, 2009	$(123,220)
Accrued discounts/premiums	—
Realized gain (loss)	(2,512)
Change in unrealized appreciation (depreciation)	(37,362)
Net purchases (sales)	163,094
Net transfers in/out of Level 3	—

Balance, as of November 30, 2009	$—

[2]	Other financial instruments are options written.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: January 22, 2010